Equity affiliates, other investments and related parties - Other investments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial structure, financial costs and financial instruments
Other investments (Note 8)	$ 1,727	$ 1,133	$ 1,241
Equity securities publicly traded in active markets
Financial structure, financial costs and financial instruments
Other investments (Note 8)	50	54	59
Areva
Financial structure, financial costs and financial instruments
Other investments (Note 8)		17	22
Other equity securities publicly traded in active markets
Financial structure, financial costs and financial instruments
Other investments (Note 8)		37	37
Other equity securities
Financial structure, financial costs and financial instruments
Other investments (Note 8)	1,677	1,079	1,182
BBPP
Financial structure, financial costs and financial instruments
Other investments (Note 8)	62	62	62
BTC Limited
Financial structure, financial costs and financial instruments
Other investments (Note 8)	55	121	121
DUNKERQUE LNG SAS
Financial structure, financial costs and financial instruments
Other investments (Note 8)	144	133	116
Tellurian Investments Inc
Financial structure, financial costs and financial instruments
Other investments (Note 8)	207
Total Eren Holding SA
Financial structure, financial costs and financial instruments
Other investments (Note 8)	285
Greenflex
Financial structure, financial costs and financial instruments
Other investments (Note 8)	76
Other equity securities (unit value below $50 million
Financial structure, financial costs and financial instruments
Other investments (Note 8)	848	763	883
Carrying amount
Financial structure, financial costs and financial instruments
Other investments (Note 8)	1,685	1,104	1,213
Carrying amount | Equity securities publicly traded in active markets
Financial structure, financial costs and financial instruments
Other investments (Note 8)	8	25	31
Carrying amount | Areva
Financial structure, financial costs and financial instruments
Other investments (Note 8)		17	22
Carrying amount | Other equity securities publicly traded in active markets
Financial structure, financial costs and financial instruments
Other investments (Note 8)		8	9
Carrying amount | Other equity securities
Financial structure, financial costs and financial instruments
Other investments (Note 8)	1,677	1,079	1,182
Carrying amount | BBPP
Financial structure, financial costs and financial instruments
Other investments (Note 8)	62	62	62
Carrying amount | BTC Limited
Financial structure, financial costs and financial instruments
Other investments (Note 8)	55	121	121
Carrying amount | DUNKERQUE LNG SAS
Financial structure, financial costs and financial instruments
Other investments (Note 8)	144	133	116
Carrying amount | Tellurian Investments Inc
Financial structure, financial costs and financial instruments
Other investments (Note 8)	207
Carrying amount | Total Eren Holding SA
Financial structure, financial costs and financial instruments
Other investments (Note 8)	285
Carrying amount | Greenflex
Financial structure, financial costs and financial instruments
Other investments (Note 8)	76
Carrying amount | Other equity securities (unit value below $50 million
Financial structure, financial costs and financial instruments
Other investments (Note 8)	848	763	883
Unrealized gain (loss)
Financial structure, financial costs and financial instruments
Other investments (Note 8)	42	29	28
Unrealized gain (loss) | Equity securities publicly traded in active markets
Financial structure, financial costs and financial instruments
Other investments (Note 8)	42	29	28
Unrealized gain (loss) | Other equity securities publicly traded in active markets
Financial structure, financial costs and financial instruments
Other investments (Note 8)		29	28
Valuation allowance/Cumulative impairments
Financial structure, financial costs and financial instruments
Other investments (Note 8)	$ (2,029)	$ (1,633)	$ (949)